SHARE CAPITAL - Schedule of Movement of Shares Issued and Outstanding (Details) - shares				3 Months Ended
	Jun. 25, 2025	Feb. 24, 2025	May 03, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Class A Redeemable Junior Preferred Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding beginning balance (in shares)						100,460,280	100,460,280
Acquisition of treasury shares, net (in shares)							0
Issuances (in shares)						0
Conversions (in shares)						0	0
Outstanding ending balance (in shares)						100,460,280	100,460,280
Class A Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)				41,371,860	41,436,516	16,834,918	15,311,749
Acquisition of treasury shares, net (in shares)		(64,656)			(64,656)		0
Issuances (in shares)				41,636		0
Conversions (in shares)				0	0	44,837	1,523,169
Outstanding, Ending balance (in shares)				41,413,496	41,371,860	16,879,755	16,834,918
Class A-1 Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)					0	26,550,608	28,073,777
Acquisition of treasury shares, net (in shares)							0
Issuances (in shares)						0
Conversions (in shares)						(44,837)	(1,523,169)
Outstanding, Ending balance (in shares)				0		26,505,771	26,550,608
Class B Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)				24,000	24,000	24,000	24,000
Acquisition of treasury shares, net (in shares)					0		0
Issuances (in shares)				0		0
Conversions (in shares)				0	0	0	0
Outstanding, Ending balance (in shares)				24,000	24,000	24,000	24,000
Class C Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)				201,116,647	201,116,647	102,056,784	102,056,784
Acquisition of treasury shares, net (in shares)					0		0
Issuances (in shares)	41,670,076		26,586,622	41,670,076		26,586,622
Conversions (in shares)				0	0	0	0
Outstanding, Ending balance (in shares)				242,786,723	201,116,647	128,643,406	102,056,784